Share based compensation reserve - Summary of Valuation Inputs and Assumptions (Details) - Restricted shares	3 Months Ended
Mar. 31, 2018 $ / shares
January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 16.91
Exercise price	$ 0.00
Expected volatility of the share price	22.00%
Dividend yield expected	0.00%
Risk free rate	2.06%
Employee exit rate	19.00%
January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 16.91
Exercise price	$ 0.00
Expected volatility of the share price	22.00%
Dividend yield expected	0.00%
Risk free rate	2.15%
Employee exit rate	19.00%
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price	$ 16.91
Exercise price	$ 0.00
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	2.23%
Employee exit rate	19.00%
Bottom of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	9 months 11 days
EBITDA Performance Target Conditions	70.00%
Bottom of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year 3 months
EBITDA Performance Target Conditions	50.00%
Bottom of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	2 years 6 months 15 days
EBITDA Performance Target Conditions	40.00%
Top of range | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	2 years
EBITDA Performance Target Conditions	90.00%
Top of range | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	3 years
EBITDA Performance Target Conditions	70.00%
Top of range | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	4 years
EBITDA Performance Target Conditions	50.00%